United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)

Kristi Rojohn,

5400 University Avenue,

West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2006

Date of reporting period: October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

October 31, 2006

(Unaudited)

	Shares Held	Value
COMMON STOCKS (84.41%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.42%)
Jones Apparel Group, Inc.	10,100	$337,340

BUSINESS SERVICES (5.15%)
Affiliated Computer Services, Inc.-Class A	15,350	820,918
Compuware Corp.	29,950	240,798
eBay, Inc.	6,755	217,038
Electronic Data Systems Corp.	8,755	221,764
First Data Corp.	5,130	124,403
Microsoft Corp.	47,253	1,356,634
Oracle Corp.	17,300	319,531
Symantec Corp.	35,583	705,967
Western Union Co. (The)	5,130	113,116

		4,120,169
CHEMICALS AND ALLIED PRODUCTS (11.35%)
Abbott Laboratories	12,450	591,499
Amgen, Inc.	4,725	358,675
Bristol-Myers Squibb Co.	18,040	446,490
Colgate-Palmolive Co.	4,575	292,663
Dow Chemical Co.	4,890	199,463
E.I. du Pont de Nemours & Co.	17,765	813,637
GlaxoSmithKline PLC	7,675	408,694
Johnson & Johnson	20,849	1,405,223
KV Pharmaceutical Co.-Class A	15,150	338,148
Merck & Co., Inc.	7,349	333,791
Mylan Laboratories, Inc.	12,000	246,000
Olin Corp.	9,600	166,080
Pfizer, Inc.	59,434	1,583,916
Schering-Plough Corp.	19,940	441,472
SurModics, Inc.	4,921	171,743
Teva Pharmaceutical Industries, Ltd.	23,334	769,322
Wyeth	9,830	501,625

		9,068,441
COMMUNICATIONS (2.56%)
Alltel Corp.	6,400	341,184
Comcast Corp.-Class A	16,825	684,273
Sprint Nextel Corp.	30,673	573,278
Verizon Communications, Inc.	12,000	444,000

		2,042,735
DEPOSITORY INSTITUTIONS (7.77%)
AmSouth Bancorp.	16,260	491,377
Bank of America Corp.	17,412	937,984
Bank of New York Co., Inc.	22,899	787,039
BOK Financial Corp.	4,900	251,860
Citigroup, Inc.	30,349	1,522,306
National City Corp.	10,030	373,617
New York Community Bancorp., Inc.	29,770	486,739
U. S. Bancorp.	20,652	698,864
Wachovia Corp.	11,922	661,671

		6,211,457
ELECTRIC, GAS AND SANITARY SERVICES (3.03%)
Atmos Energy Corp.	15,103	464,115
CMS Energy Corp.	31,400	467,546
Pepco Holdings, Inc.	19,900	505,858
Pinnacle West Capital Corp.	9,900	473,319
Xcel Energy, Inc.	23,065	509,045

		2,419,883

	Shares Held	Value
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.91%)
Adaptec, Inc.	57,700	261,381
ADC Telecommunications, Inc.	25,651	367,066
Cisco Systems, Inc.	42,500	1,025,525
ECI Telecom, Ltd.	20,000	148,400
Emerson Electric Co.	2,900	244,760
General Electric Co.	68,485	2,404,508
Helen of Troy, Ltd.	12,088	297,486
Intel Corp.	25,100	535,634
JDS Uniphase Corp.	2,700	39,231
Qualcomm, Inc.	5,400	196,506

		5,520,497
FABRICATED METAL PRODUCTS (0.53%)
Illinois Tool Works	8,910	427,056

FOOD AND KINDRED PRODUCTS (3.06%)
Anheuser-Busch Cos., Inc.	8,955	424,646
Coca-Cola Co. (The)	19,010	888,147
Coca Cola Enterprises, Inc.	23,540	471,506
ConAgra Foods, Inc.	16,457	430,350
General Mills, Inc.	4,000	227,280

		2,441,929
FOOD STORES (0.82%)
Kroger Co.	29,178	656,213

GENERAL MERCHANDISE STORES (2.01%)
Target Corp.	16,110	953,390
Wal-Mart Stores, Inc.	13,235	652,221

		1,605,611
HEALTH SERVICES (1.33%)
Health Management Associates, Inc.	37,900	746,630
Lifepoint Hospitals, Inc.	8,932	317,086

		1,063,716
INDUSTRIAL MACHINERY AND EQUIPMENT (5.08%)
3M Co.	13,385	1,055,273
Deere & Co.	5,480	466,512
EMC Corp.	67,200	823,200
Hewlett-Packard Co.	10,700	414,518
Ingersoll-Rand Co., Ltd.-Class A	33,100	1,215,101
Solectron Corp.	26,600	88,844

		4,063,448
INSTRUMENTS AND RELATED PRODUCTS (5.59%)
Agilent Technologies, Inc.	12,000	427,200
Becton Dickinson & Co.	13,246	927,617
Biomet, Inc.	5,630	213,039
Boston Scientific Corp.	6,610	105,165
Fisher Scientific International, Inc.	9,072	776,745
Medtronic, Inc.	16,660	811,009
Perkinelmer, Inc.	13,800	294,768
Stryker Corp.	9,270	484,728
Zimmer Holdings, Inc.	5,980	430,620

		4,470,891
INSURANCE CARRIERS (3.60%)
Allstate Corp.	6,225	381,966
American International Group, Inc.	13,040	875,897
MBIA, Inc.	6,644	412,061
MetLife, Inc.	10,170	581,012
Safeco Corp.	4,120	239,743
WellPoint, Inc.	5,108	389,843

		2,880,522
METAL MINING (2.03%)
Barrick Gold Corp.	31,792	985,552
Newmont Mining Corp.	14,000	633,780

		1,619,332

	Shares Held	Value
MOTION PICTURES (1.44%)
News Corp.-Class A	22,810	475,588
Time Warner, Inc.	33,590	672,136

		1,147,724
NONDEPOSITORY INSTITUTIONS (0.83%)
Federal Home Loan Mortgage Corp.	9,600	662,304

OIL AND GAS EXTRACTION (3.23%)
Apache Corp.	7,100	463,772
BJ Services Co.	12,700	383,032
Noble Corp.	5,900	413,590
Occidental Petroleum Co.	13,130	616,322
Rowan Cos., Inc.	21,100	704,318

		2,581,034
PAPER AND ALLIED PRODUCTS (1.61%)
Abitibi Consolidated, Inc.	143,400	357,066
Kimberly-Clark Corp.	14,025	932,943

		1,290,009
PERSONAL SERVICES (0.26%)
Cintas Corp.	4,950	204,930

PETROLEUM AND COAL PRODUCTS (5.74%)
BP PLC	7,500	503,250
Chevron Corp.	20,000	1,344,000
ConocoPhillips	45,428	2,736,583

		4,583,833
PRIMARY METAL INDUSTRIES (1.06%)
Northwest Pipe Co.	28,485	851,132

PRINTING AND PUBLISHING (1.17%)
Belo Corp.-Series A	18,030	315,886
R.R. Donnelley & Sons Co.	10,960	371,106
Tribune Co.	7,350	244,975

		931,967
RAILROAD TRANSPORTATION (0.36%)
Union Pacific Corp.	3,130	283,672

RETAIL-DRUG STORES AND PROPRIETARY STORES (0.25%)
Walgreen Co.	4,600	200,928

RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS (0.75%)
Lowe’s Companies, Inc.	19,835	597,827

SECURITY AND COMMODITY BROKERS (0.28%)
Ameriprise Financial, Inc.	4,295	221,192

TELEPHONE COMMUNICATIONS (NO RADIOTELEPHONE) (0.11%)
Windstream Corp.	6,617	90,785

TOBACCO PRODUCTS (0.65%)
Altria Group, Inc.	6,395	520,105

TRANSPORTATION EQUIPMENT (2.87%)
Federal Signal Corp.	17,200	262,472
Honeywell International, Inc.	29,800	1,255,176
ITT Industries, Inc.	14,340	779,953

		2,297,601
TRUCKING AND WAREHOUSING (0.27%)
United Parcel Service, Inc.-Class B	2,905	218,892

WHOLESALE TRADE - NONDURABLE GOODS (1.63%)
Dean Foods Co.	10,307	431,760
Safeway, Inc.	13,810	405,462
SYSCO Corp.	13,235	462,960

		1,300,182
MISCELLANEOUS EQUITIES (0.66%)
H & Q Life Sciences Investors	38,436	524,651

Total Common Stocks (Cost $62,760,730)		67,458,008

SHORT-TERM INVESTMENTS (15.84%)
MONEY MARKET MUTUAL FUND (0.20%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $160,645)	160,645	160,645

	Principal Amount	Value
COMMERCIAL PAPER (5.13%)
DEPOSITORY INSTITUTIONS (1.69%)
Citigroup CP, 5.28%, due 11/13/06	$1,350,000	1,350,000

NONDEPOSITORY INSTITUTIONS (2.31%)
American Express Credit Corp., 5.27%, due 11/01/06	450,000	450,000
General Electric Capital Corp., 5.25%, due 11/06/06	1,100,000	1,100,000
HSBC Finance Corp., 5.21%, due 11/08/06	300,000	300,000

		1,850,000
INSURANCE CARRIERS (1.13%)
Prudential Funding, LLC, 5.27%, due 11/28/06	900,000	900,000

Total Commercial Paper (Cost $4,100,000)		4,100,000

UNITED STATES GOVERNMENT AGENCIES (10.51%)
Federal National Mortgage Assoc., due 11/01/06	875,000	875,000
Federal National Mortgage Assoc., due 11/08/06	800,000	799,206
Federal National Mortgage Assoc., due 11/15/06	1,200,000	1,197,634
Federal National Mortgage Assoc., due 11/20/06	1,200,000	1,196,805
Federal National Mortgage Assoc., due 11/22/06	1,100,000	1,096,730
Federal National Mortgage Assoc., due 12/04/06	1,000,000	995,347
Federal National Mortgage Assoc., due 12/08/06	1,100,000	1,094,245
Federal National Mortgage Assoc., due 12/15/06	1,150,000	1,142,896

Total United States Government Agencies (Cost $8,397,863)		8,397,863

Total Short-Term Investments (Cost $12,658,508)		12,658,508

Total Investments (Cost $75,419,238) (100.25%)		80,116,516

OTHER ASSETS LESS LIABILITIES (-0.25%)
Cash, receivables, prepaid expense and other assets, less liabilities		(197,142)

Total Net Assets (100.00%)		$79,919,374

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$10,574,571
Unrealized Depreciation	(6,644,082)

Net Unrealized Appreciation (Depreciation)	3,930,489
Cost for federal income tax purposes	$76,186,027

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

October 31, 2006

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (3.32%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80% (Cost $450,000)	9,000	$484,875

	Principal Amount
CORPORATE BONDS (46.67%)
DEPOSITORY INSTITUTIONS (5.76%)
Comerica Bank, 5.20%, due 8/22/17	$300,000	291,213
Huntington National Bank, 5.50%, due 02/15/16	300,000	297,783
Washington Mutual Bank, 5.65%, due 08/15/14	250,000	251,482

		840,478

ELECTRIC, GAS AND SANITARY SERVICES (12.13%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19	600,000	669,372
Oglethorpe Power Corp., 6.974%, due 06/30/11	548,000	562,632
PacifiCorp, 6.90%, due 11/15/11	500,000	538,225

		1,770,229

FOOD STORES (1.09%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	150,000	159,750

FOOD AND KINDRED PRODUCTS (1.34%)
Diageo Capital PLC, 4.375%, due 05/03/10	200,000	194,994

HOLDING AND OTHER INVESTMENT OFFICES (4.79%)
Security Capital Pacific, 7.20%, due 03/01/13	225,000	240,376
Washington REIT, 6.898%, due 02/15/18	450,000	458,676

		699,052

INSURANCE CARRIERS (2.59%)
SunAmerica, Inc., 8.125%, due 04/28/23	300,000	377,490

OIL AND GAS EXTRACTION (1.84%)
Burlington Resources, Inc., 9.125%, due 10/01/21	200,000	268,170

SECURITY AND COMMODITY BROKERS (6.59%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	300,000	294,525
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	667,751

		962,276

TOBACCO PRODUCTS (5.37%)
UST, Inc., 7.25%, due 06/01/09	750,000	784,425

TRANSPORTATION - BY AIR (3.95%)
Continental Airlines, Inc., 6.545%, due 08/02/20	559,808	576,518

TRANSPORTATION EQUIPMENT (1.22%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	177,500

Total Corporate Bonds (Cost $6,559,967)		6,810,882

MORTGAGE-BACKED SECURITIES (35.60%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.88%)
Pool #3023, 5.50%, due 08/01/35	173,890	171,949
Pool #3051, 5.50%, due 10/01/25	400,000	393,660

		565,609
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (31.72%)
Pool # 1512, 7.50%, due 12/01/23	40,830	42,431
Pool # 2631, 7.00%, due 08/01/28	18,867	19,461
Pool # 2658, 6.50%, due 10/01/28	51,751	53,221
Pool # 2698, 5.50%, due 01/01/29	80,378	80,010
Pool # 2701, 6.50%, due 01/01/29	56,200	57,771
Pool # 2796, 7.00%, due 08/01/29	22,958	23,686
Pool # 3039, 6.50%, due 02/01/31	7,015	7,205

	Principal Amount	Value
Pool # 3188, 6.50%, due 02/01/32	73,152	75,121
Pool # 3239, 6.50%, due 05/01/32	49,395	50,724
Pool # 3261, 6.50%, due 07/01/32	49,958	51,303
Pool # 3320, 5.50%, due 12/01/32	475,141	472,425
Pool # 3333, 5.50%, due 01/01/33	323,986	322,118
Pool # 3375, 5.50%, due 04/01/33	98,160	97,594
Pool # 3390, 5.50%, due 05/01/33	460,645	457,989
Pool # 3403, 5.50%, due 06/01/33	520,323	517,323
Pool # 3458, 5.00%, due 10/01/33	623,582	605,676
Pool # 3499, 5.00%, due 01/01/34	320,726	311,337
Pool # 3556, 5.50%, due 05/01/34	252,291	250,694
Pool # 3623, 5.00%, due 10/01/34	796,369	773,057
Pool # 22630, 6.50%, due 08/01/28	26,134	26,876
Pool # 144332, 9.00%, due 07/01/16	2,732	2,926
Pool # 643816, 6.00%, due 07/01/25	325,545	330,758

		4,629,706

Total Mortgage-Backed Securities (Cost $5,237,658)		5,195,315

UNITED STATES GOVERNMENT AGENCIES (3.37%)
Government National Mortgage Assoc., 5.50%, 07/01/32 (Cost $484,828)	500,000	492,445

SHORT-TERM INVESTMENTS (10.50%)
COMMERCIAL PAPER (3.08%)
NONDEPOSITORY INSTITUTIONS (1.37%)
American General Finance Corp., 5.26%, due 11/13/06	200,000	200,000

PETROLEUM AND COAL PRODUCTS (1.71%)
Chevron Corp., 5.24%, due 11/07/06	250,000	250,000

Total Commercial Paper (Cost $450,000)		450,000

UNITED STATES GOVERNMENT AGENCIES (5.47%)
Federal Home Loan Bank, due 11/03/06	250,000	249,930
Federal Home Loan Bank, due 11/22/06	250,000	249,260
Federal National Mortgage Assoc., due 11/29/06	300,000	298,817

Total United States Government Agencies (Cost $798,007)		798,007

	Shares Held
MONEY MARKET MUTUAL FUND (1.95%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $285,205)	285,205	285,205

Total Short-Term Investments (Cost $1,533,212)		1,533,212

Total Investments (Cost $14,265,665) (99.46%)		14,516,729

OTHER ASSETS LESS LIABILITIES (0.54%)
Cash, receivables, prepaid expense and other assets, less liabilities		78,461

Total Net Assets (100.00%)		$14,595,190

Each unit was purchased at 104.481 on 04/20/01. As of 10/31/06, the carrying value of each unit was 111.562, representing $669,372 or 4.59% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$359,112
Unrealized Depreciation	(108,048)

Net Unrealized Appreciation (Depreciation)	251,064

Cost for federal income tax purposes	$14,265,665

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

October 31, 2006

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (4.62%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust-Series D, 7.80%	7,000	$377,125
Sovereign Capital Trust V, 7.75%	8,000	215,200

Total Preferred Stocks (Cost $550,000)		592,325

	Principal Amount
CORPORATE BONDS (82.13%)
APPAREL AND ACCESSORY STORES (4.50%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	576,750

CHEMICALS AND ALLIED PRODUCTS (3.79%)
Chemtura Corp., 6.875%, due 06/01/16	300,000	293,250
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	193,000

		486,250

ELECTRIC, GAS AND SANITARY SERVICES (11.41%)
ESI Tractebel, 7.99%, due 12/30/11	375,000	388,538
Indianapolis Power & Light Co., 7.05%, due 02/01/24	250,000	256,647
Semco Energy, Inc., 7.125%, due 05/15/08	600,000	597,750
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	217,999	221,332

		1,464,267

FURNITURE AND FIXTURES (1.59%)
Steelcase Inc., 6.50%, due 08/15/2011	200,000	204,426

HOLDING AND OTHER INVESTMENT OFFICES (24.69%)
Bradley Operating LP, 7.20%, due 01/15/08	500,000	500,060
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	661,652
First Industrial LP, 7.60%, due 07/15/28	300,000	331,512
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000	237,148
HRPT Properties, 6.25%, due 08/15/16	425,000	439,935
iStar Financial, Inc., 7.00%, due 03/15/08	200,000	205,194
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	421,000	418,432
Price Development Co., 7.29%, due 03/11/08	125,000	125,964
Spieker Properties LP, 7.35%, due 12/01/17	220,000	247,672

		3,167,569

INSURANCE CARRIERS (6.78%)
Markel Capital Trust, 8.71%, due 01/01/46	500,000	525,600
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	344,750

		870,350

MOTION PICTURES (1.85%)
Time Warner, Inc., 8.375%, due 03/15/23	200,000	237,252

PAPER AND ALLIED PRODUCTS (12.43%)
Bowater, Inc., 9.375%, due 12/15/21	400,000	392,000
Cascades, Inc., 7.25%, due 02/15/13	500,000	496,250
Potlatch Corp., 13.00%, due 12/01/09	600,000	706,500

		1,594,750

	Principal Amount	Value
TRANSPORTATION - BY AIR (2.75%)
Continental Airlines, Inc., 7.461%, due 04/01/15	348,326	353,377

TRANSPORTATION SERVICES (2.35%)
Preston Corp., 7.00%, due 05/01/11	306,000	301,076

WATER TRANSPORTATION (7.44%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	432,500
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	500,000	522,360

		954,860

WHOLESALE TRADE-NONDURABLE GOODS (2.55%)
Safeway, Inc., 7.45%, due 09/15/27	300,000	326,997

Total Corporate Bonds (Cost $10,275,212)		10,537,924

MORTGAGE-BACKED SECURITIES (4.31%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
Pool # 3023, 5.50%, due 08/01/35	260,835	257,924
Pool # 3051, 5.50%, due 10/01/25	300,000	295,245

Total Mortgage-Backed Securities (Cost $552,874)		553,169

SHORT-TERM INVESTMENTS (7.57%)
UNITED STATES GOVERNMENT AGENCIES (6.61%)
Federal Home Loan Bank, due 11/01/2006	200,000	200,000
Federal Home Loan Bank, due 11/08/2006	200,000	199,804
Federal Home Loan Bank, due 11/15/2006	200,000	199,606
Federal Home Loan Bank, due 11/22/2006	250,000	249,260

Total United States Government Agencies (Cost $848,670)		848,670

	Shares Held
MONEY MARKET MUTUAL FUND (0.96%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $123,885)	123,885	123,885

Total Short-Term Investments (Cost $972,555)		972,555

Total Investments (Cost $12,350,641) (98.63%)		12,655,973

OTHER ASSETS LESS LIABILITIES (1.37%)
Cash, receivables, prepaid expense and other assets, less liabilities		176,143

Total Net Assets (100.00%)		$12,832,116

Each unit was purchased at 80.500 on 8/26/99. As of 10/31/06, the carrying value of each unit was 104.472, representing $522,360 or 4.07% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$459,410
Unrealized Depreciation	(154,078)

Net Unrealized Appreciation (Depreciation)	305,332

Cost for federal income tax purposes	$12,350,641

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

October 31, 2006

(Unaudited)

	Shares Held	Value
COMMON STOCKS (59.31%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.40%)
Jones Apparel Group, Inc.	5,600	$187,040

BUSINESS SERVICES (0.81%)
Affiliated Computer Services, Inc.	2,125	113,645
Electronic Data Systems Corp.	5,000	126,650
Microsoft Corp.	4,700	134,937

		375,232

CHEMICALS AND ALLIED PRODUCTS (9.95%)
Abbot Laboratories	10,400	494,104
Bristol-Myers Squibb Co.	10,070	249,233
Colgate-Palmolive Co.	2,535	162,164
Dow Chemical Co.	6,040	246,372
E.I. du Pont de Nemours & Co.	9,905	453,649
GlaxoSmithKline PLC	4,100	218,325
Johnson & Johnson	11,803	795,522
KV Pharmaceutical Co.-Class A	7,050	157,356
Merck & Co., Inc.	5,101	231,687
Mylan Laboratories, Inc.	6,390	130,995
Olin Corp.	11,300	195,490
Pfizer, Inc.	32,552	867,511
Schering-Plough Corp.	9,700	214,758
Teva Pharmaceutical Industries, Ltd.	4,892	161,289

		4,578,455

COMMUNICATIONS (1.41%)
Comcast Corp.-Class A	4,802	195,297
Sprint Nextel Corp.	11,280	210,823
Verizon Communications, Inc.	6,600	244,200

		650,320

DEPOSITORY INSTITUTIONS (5.78%)
AmSouth Bancorp.	8,610	260,194
Bank of America Corp.	7,152	385,278
Bank of New York Co., Inc.	6,783	233,132
BOK Financial Corp.	2,700	138,780
Citigroup, Inc.	9,013	452,092
National City Corp.	4,115	153,284
New York Community Bancorp., Inc.	19,030	311,141
U. S. Bancorp.	11,182	378,399
Wachovia Corp.	6,234	345,987

		2,658,287

ELECTRIC, GAS AND SANITARY SERVICES (5.60%)
Atmos Energy Corp.	21,283	654,027
Pepco Holdings, Inc.	22,400	569,408
Pinnacle West Capital Corp.	11,400	545,034
Tortoise Energy Capital Corp.	21,637	527,077
Xcel Energy, Inc.	12,765	281,724

		2,577,270

	Shares Held	Value
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.01%)
Cisco Systems, Inc.	11,600	279,908
General Electric Co.	36,585	1,284,499
Intel Corp.	5,300	113,102
Helen of Troy, Ltd.	6,813	167,668

		1,845,177

FABRICATED METAL PRODUCTS (0.54%)
Illinois Tool Works, Inc.	5,175	248,038

FOOD AND KINDRED PRODUCTS (1.64%)
Anheuser-Busch Cos., Inc.	5,260	249,429
Coca-Cola Co. (The)	5,440	254,157
ConAgra Foods, Inc.	9,607	251,223

		754,809

FOOD STORES (0.59%)
Kroger Co.	12,004	269,970

GENERAL MERCHANDISE STORES (1.11%)
Target Corp.	2,440	144,399
Wal-Mart Stores, Inc.	7,415	365,411

		509,810

HEALTH SERVICES (1.47%)
Health Management Associates, Inc.	24,300	478,710
Lifepoint Hospitals, Inc.	5,555	197,202

		675,912

INDUSTRIAL MACHINERY AND EQUIPMENT (2.46%)
3M Co.	5,980	471,463
Hewlett-Packard Co.	5,200	201,448
Ingersoll-Rand Co., Ltd.-Class A	12,556	460,931

		1,133,842

INSTRUMENTS AND RELATED PRODUCTS (2.66%)
Becton Dickinson & Co.	5,337	373,750
Biomet, Inc.	3,140	118,818
Fisher Scientific International, Inc.	2,576	220,557
Stryker Corp.	5,195	271,647
Zimmer Holdings, Inc.	3,340	240,513

		1,225,285

INSURANCE CARRIERS (2.52%)
Allstate Corp.	3,635	223,044
American International Group, Inc.	3,710	249,201
MetLife, Inc.	5,600	319,928
Safeco Corp.	2,400	139,656
WellPoint, Inc.	2,997	228,731

		1,160,560

LUMBER AND WOOD PRODUCTS (0.25%)
Lowe’s Companies	3,815	114,984

METAL MINING (2.79%)
Barrick Gold Corp.	29,624	918,344
Newmont Mining Corp.	8,100	366,687

		1,285,031

OIL AND GAS EXTRACTION (2.33%)
Apache Corp.	3,900	254,748
Occidental Petroleum Co.	11,030	517,748
Rowan Cos., Inc.	9,000	300,420

		1,072,916

	Shares Held	Value
PAPER AND ALLIED PRODUCTS (1.68%)
Abitibi Consolidated, Inc.	99,700	248,253
Kimberly-Clark Corp.	7,875	523,845

		772,098

PERSONAL SERVICES (0.26%)
Cintas Corp.	2,885	119,439

PETROLEUM AND COAL PRODUCTS (3.22%)
BP PLC	4,400	295,240
ConocoPhillips	19,725	1,188,234

		1,483,474

PIPELINES, EXCEPT NATURAL GAS (1.07%)
Kinder Morgan Management, LLC	11,360	492,797

PRINTING AND PUBLISHING (1.11%)
Belo Corp.-Series A	9,765	171,083
R.R. Donnelley & Sons Co.	6,065	205,361
Tribune Co.	4,100	136,653

		513,097

RAILROAD TRANSPORTATION (0.34%)
Union Pacific Corp.	1,725	156,337

RETAIL-DRUG STORES AND PROPRIETARY STORES (0.25%)
Walgreen Co.	2,600	113,568

TOBACCO PRODUCTS (0.50%)
Altria Group, Inc.	2,850	231,791

TRANSPORTATION EQUIPMENT (2.67%)
Federal Signal Corp.	16,200	247,212
Honeywell International, Inc.	13,900	585,468
ITT Industries, Inc.	7,280	395,959

		1,228,639

TRUCKING AND WAREHOUSING (0.28%)
United Parcel Service, Inc.-Class B	1,705	128,472

WHOLESALE TRADE - NONDURABLE GOODS (1.61%)
Dean Foods Co.	5,734	240,197
Safeway, Inc.	8,070	236,935
SYSCO Corp.	7,485	261,825

		738,957

Total Common Stocks (Cost $22,444,865)		27,301,607

	Principal Amount
MORTGAGE-BACKED SECURITIES (3.80%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$51,655	53,295
Pool # 3040, 7.00%, due 02/01/31	29,288	30,213
Pool # 3188, 6.50%, due 02/01/32	73,152	75,121
Pool # 3239, 6.50%, due 05/01/32	126,275	129,672
Pool # 3333, 5.50%, due 01/01/33	283,488	281,853
Pool # 3403, 5.50%, due 06/01/33	154,925	154,032
Pool # 3442, 5.00%, due 09/01/33	624,943	606,998
Pool # 3459, 5.50%, due 10/01/33	419,926	417,505

Total Mortgage-Backed Securities (Cost $1,754,425)		1,748,689

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (21.39%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	525,000	522,233
Government National Mortgage Assoc., 5.00%, due 09/01/23	300,000	298,195
Government National Mortgage Assoc., 5.00%, due 09/01/29	400,000	395,681
Government National Mortgage Assoc., 5.00%, due 05/01/30	440,000	430,729
Government National Mortgage Assoc., 5.00%, due 04/01/31	500,000	495,184
Government National Mortgage Assoc., 5.00%, due 06/01/31	700,000	688,060
Government National Mortgage Assoc., 5.50%, due 07/01/32	1,250,000	1,231,114
Government National Mortgage Assoc., 5.50%, due 11/01/32	1,000,000	998,865
Government National Mortgage Assoc., 5.50%, due 02/01/33	1,500,000	1,466,699
Government National Mortgage Assoc., 5.00%, due 05/01/33	522,000	496,128
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,128,800	1,100,852
Government National Mortgage Assoc., 3.47%, due 04/01/34	291,844	281,551
Government National Mortgage Assoc., 4.00%, due 10/01/34	475,833	462,184
Government National Mortgage Assoc., 5.50%, due 12/01/34	1,000,000	978,063

Total United States Government Agencies (Cost $9,850,326)		9,845,538

SHORT-TERM INVESTMENTS (16.13%)
COMMERCIAL PAPER (4.62%)
FOOD AND KINDRED PRODUCTS (1.58%)
Coca Cola Enterprises, due 11/03/06	725,000	724,789

NONDEPOSITORY INSTITUTIONS (1.19%)
HSBC Finance Corp., 5.25%, due 11/16/06	550,000	550,000

PETROLEUM AND COAL PRODUCTS (1.85%)
Chevron Corp., 5.25%, due 11/29/06	850,000	850,000

Total Commercial Paper (Cost $2,124,789)		2,124,789

UNITED STATES GOVERNMENT AGENCIES (10.88%)
Federal Farm Credit Bank, due 11/21/06	1,000,000	997,187
Federal Home Loan Bank, due 11/13/06	1,000,000	998,321
Federal National Mortgage Assoc., due 11/08/06	900,000	899,097
Federal National Mortgage Assoc., due 12/06/06	1,300,000	1,293,548
Federal National Mortgage Assoc., due 12/14/06	825,000	819,993

Total United States Government Agencies (Cost $5,008,146)		5,008,146

	Shares Held
MONEY MARKET MUTUAL FUND (0.63%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $291,374)	291,374	291,374

Total Short-Term Investments (Cost $7,424,309)		7,424,309

Total Investments (Cost $41,473,925) (100.63%)		46,320,143

OTHER ASSETS LESS LIABILITIES (-0.63%)
Cash, receivables, prepaid expense and other assets, less liabilities		(290,184)

Total Net Assets (100.00%)		$46,029,959

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$6,376,297
Unrealized Depreciation	(1,398,725)

Net Unrealized Appreciation (Depreciation)	4,977,572

Cost for federal income tax purposes	$41,342,571

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

October 31, 2006

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (100.06%)
COMMERCIAL PAPER (18.68%)
INSURANCE CARRIERS (3.11%)
Prudential Funding LLC, 5.30%, due 12/15/06	5.298%	$100,000	$100,000

NONDEPOSITORY INSTITUTIONS (12.46%)
American Express Credit Corp., 5.23%, due 01/03/07	5.234	100,000	100,000
American General Finance Corp., 5.24%, due 11/02/06	5.243	100,000	100,000
General Electric Capital Corp., 5.33%, due 11/27/06	5.330	100,000	100,000
HSBC Finance Corp., 5.27%, due 01/18/07	5.268	100,000	100,000

			400,000

PETROLEUM AND COAL PRODUCTS (3.11%)
Chevron Corp., 5.23%, due 11/06/06	5.234	100,000	100,000

Total Commercial Paper (Cost $600,000)			600,000

UNITED STATES GOVERNMENT AGENCIES (81.38%)
Federal Farm Credit Bank, due 11/01/06	5.181	75,000	75,000
Federal Farm Credit Bank, due 11/20/06	5.149	100,000	99,733
Federal Farm Credit Bank, due 12/07/06	5.139	50,000	49,748
Federal Farm Credit Bank, due 12/29/06	5.137	100,000	99,190
Federal Farm Credit Bank, due 01/02/07	5.154	100,000	99,132
Federal Home Loan Bank, due 11/17/06	5.275	100,000	99,769
Federal Home Loan Bank, due 11/30/06	5.286	100,000	99,582
Federal Home Loan Bank, due 12/06/06	5.171	100,000	99,507
Federal Home Loan Bank, due 12/20/06	5.182	100,000	99,309
Federal Home Loan Bank, due 12/22/06	5.195	100,000	99,279
Federal Home Loan Bank, due 12/27/06	5.214	100,000	99,206
Federal Home Loan Bank, due 01/24/07	5.238	100,000	98,809
Federal Home Loan Mortgage Corp., due 11/07/06	5.115	100,000	99,916
Federal Home Loan Mortgage Corp., due 11/14/06	5.270	75,000	74,859
Federal Home Loan Mortgage Corp., due 11/21/06	5.238	100,000	99,714
Federal Home Loan Mortgage Corp., due 11/28/06	5.162	100,000	99,620
Federal Home Loan Mortgage Corp., due 12/01/06	5.156	75,000	74,684
Federal Home Loan Mortgage Corp., due 12/05/06	5.265	100,000	99,512
Federal Home Loan Mortgage Corp., due 12/18/06	5.163	75,000	74,505
Federal Home Loan Mortgage Corp., due 12/19/06	5.166	100,000	99,325
Federal National Mortgage Assoc., due 11/08/06	5.269	100,000	99,899
Federal National Mortgage Assoc., due 11/09/06	5.180	100,000	99,887
Federal National Mortgage Assoc., due 11/10/06	5.146	100,000	99,873
Federal National Mortgage Assoc., due 11/15/06	5.266	100,000	99,798
Federal National Mortgage Assoc., due 11/22/06	5.278	100,000	99,697
Federal National Mortgage Assoc., due 11/29/06	5.247	100,000	99,599
Federal National Mortgage Assoc., due 01/10/07	5.223	75,000	74,256
Federal National Mortgage Assoc., due 01/17/07	5.234	100,000	98,908

Total United States Government Agencies (Cost $2,612,316)			2,612,316

Total Short-Term Investments (Cost $3,212,316)			3,212,316

OTHER ASSETS LESS LIABILITIES (-0.06%)
Cash, receivables, prepaid expense and other assets, less liabilities			(2,130)

Total Net Assets (100.00%)			$3,210,186

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

October 31, 2006

(Unaudited)

	Shares Held	Value
COMMON STOCKS (98.59%)
BUSINESS SERVICES (4.13%)
Microsoft Corp.	65,248	$1,873,270
Oracle Corp.	36,832	680,287

		2,553,557
CHEMICALS AND ALLIED PRODUCTS (15.84%)
Abbott Laboratories	17,563	834,418
Amgen, Inc.	12,667	961,552
Bristol-Myers Squibb Co.	27,294	675,527
Dow Chemical Co.	7,473	304,824
E.I. du Pont de Nemours & Co.	11,188	512,410
Eli Lilly & Co.	12,877	721,241
Johnson & Johnson	30,546	2,058,800
Merck & Co., Inc.	21,880	993,790
Pfizer, Inc.	29,870	796,036
Proctor & Gamble Co.	30,576	1,938,213

		9,796,811
COMMUNICATIONS (4.64%)
AT&T, Inc.	27,336	936,258
Comcast Corp.-Class A	15,637	635,957
Verizon Communications	26,019	962,703
Viacom, Inc.-Class B	8,575	333,739

		2,868,657
DEPOSITORY INSTITUTIONS (11.00%)
Bank of America Corp.	31,762	1,711,019
Citigroup, Inc.	30,678	1,538,808
J. P. Morgan Chase & Co.	32,520	1,542,749
Wachovia Corp.	18,066	1,002,663
Wells Fargo Co.	27,750	1,007,047

		6,802,286
EATING AND DRINKING PLACES (2.76%)
McDonald’s Corp.	40,687	1,705,599

ELECTRIC, GAS AND SANITARY SERVICES (3.66%)
Dominion Resources, Inc.	8,060	652,779
Exelon Corp.	17,093	1,059,424
Southern Co.	15,059	548,148

		2,260,351
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.49%)
Cisco Systems, Inc.	40,256	971,377
General Electric Co.	49,489	1,737,559
Intel Corp.	40,656	867,599
Motorola, Inc.	25,755	593,910
Texas Instruments, Inc.	15,183	458,223

		4,628,668
FOOD AND KINDRED PRODUCTS (3.39%)
Anheuser Busch Cos., Inc.	7,946	376,799
Coca-Cola Co. (The)	22,109	1,032,932
PepsiCo, Inc.	10,787	684,327

		2,094,058
FORESTRY (0.46%)
Weyerhaeuser Co.	4,436	282,085

	Shares Held	Value
GENERAL MERCHANDISE STORES (2.36%)
Wal-Mart Stores, Inc.	29,639	1,460,610

INDUSTRIAL MACHINERY AND EQUIPMENT (8.57%)
3M Co.	12,370	975,251
Applied Materials, Inc.	17,010	295,804
Caterpillar, Inc.	19,869	1,206,247
Dell, Inc.	22,588	549,566
EMC Corp.	26,920	329,770
Hewlett-Packard Co.	25,553	989,923
International Business Machines Corp.	10,307	951,645

		5,298,206

INSURANCE CARRIERS (2.86%)
American International Group, Inc.	26,338	1,769,123

LUMBER AND WOOD PRODUCTS (1.20%)
Home Depot, Inc.	19,918	743,539

MOTION PICTURES (2.35%)
Disney (Walt) Co.	25,612	805,754
Time Warner, Inc.	32,492	650,165

		1,455,919

NONDEPOSITORY INSTITUTIONS (4.50%)
American Express Co.	37,843	2,187,704
Federal National Mortgage Assoc.	10,026	594,141

		2,781,845

PETROLEUM AND COAL PRODUCTS (8.58%)
Chevron Corp.	27,393	1,840,810
Exxon Mobil Corp.	48,533	3,466,227

		5,307,037

PRIMARY METAL INDUSTRIES (1.00%)
Alcoa, Inc.	21,484	621,102

PRINTING AND PUBLISHING (0.40%)
CBS Corp.-Class B	8,575	248,161

SECURITY AND COMMODITY BROKERS (0.63%)
Ameriprise Financial, Inc.	7,565	389,598

TOBACCO PRODUCTS (3.62%)
Altria Group, Inc.	27,553	2,240,885

TRANSPORTATION EQUIPMENT (9.15%)
Boeing Co. (The)	22,286	1,779,760
General Motors Corp.	11,599	405,037
Honeywell International, Inc.	31,077	1,308,963
United Technologies Corp.	32,985	2,167,774

		5,661,534

Total Common Stocks (Cost $39,165,095)		60,969,631

SHORT-TERM INVESTMENTS (1.42%)
MONEY MARKET MUTUAL FUND (0.33%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $202,162)	202,162	202,162

	Principal Amount	Value
COMMERCIAL PAPER (0.40%)
INSURANCE CARRIERS (0.40%)
Prudential Funding, LLC, 5.24%, due 11/03/06 (Cost $250,000)	$250,000	250,000

UNITED STATES GOVERNMENT AGENCIES (0.69%)
Federal Farm Credit Bank, due 11/17/06	225,000	224,493
Federal Home Loan Bank, due 11/08/06	200,000	199,803

Total United States Government Agencies (Cost $424,296)		424,296

Total Short-Term Investments (Cost $876,458)		876,458

Total Investments (Cost $40,041,553) (100.01%)		61,846,089

OTHER ASSETS LESS LIABILITIES (-0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		(4,620)

Total Net Assets (100.00%)		$61,841,469

Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$24,953,518
Unrealized Depreciation	(3,148,982)

Net Unrealized Appreciation (Depreciation)	21,804,536

Cost for federal income tax purposes	$40,041,553

Item 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 12/14/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date: 12/14/06

By:	/s/ James W. Noyce
James W. Noyce
Chief Financial Officer

Date: 12/14/06